Portfolio of investments—June 30, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 34.06%
FHLMC##	5.50%	10-1-2054	$4,695,982	$4,696,864
FNMA%%	5.50	7-15-2054	4,385,000	4,383,997
FNMA%%	6.00	7-15-2054	11,245,000	11,426,301
FNMA%%	6.50	7-15-2054	11,515,000	11,888,968
GNMA##	5.00	12-20-2054	1,521,248	1,495,235
GNMA##	5.50	12-20-2054	2,887,811	2,893,365
GNMA%%	6.00	7-15-2054	11,765,000	11,936,855
GNMA%%	6.50	7-15-2054	16,755,000	17,199,504
Total agency securities (Cost $65,505,824)				65,921,089
Asset-backed securities: 8.66%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	312,117	320,091
ACHM Trust Series 2025-HE1 Class A144A±±	5.92	3-25-2055	578,371	584,334
AFN ABSPROP001 LLC Series 2019-1A Class A2144A	4.46	5-20-2049	685,496	612,949
Aqua Finance Trust Series 2019-A Class A144A	3.14	7-16-2040	83,194	80,769
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	217,244	199,907
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	94,865	93,222
Bojangles Issuer LLC Series 2024-1A Class A2144A	6.58	11-20-2054	700,000	713,582
Centersquare Issuer LLC Series 2024-1A Class A2144A	5.20	10-26-2054	1,000,000	981,748
Centersquare Issuer LLC Series 2025-1A Class A2144A	5.50	3-26-2055	780,000	754,304
Coinstar Funding LLC Series 2017-1A Class A2144A	5.22	4-25-2047	1,025,800	948,875
Commonbond Student Loan Trust Series 2018-CGS Class C144A	4.35	2-25-2046	66,652	58,627
Driven Brands Funding LLC Series 2019-2A Class A2144A	3.98	10-20-2049	322,726	317,787
FIGRE Trust Series 2023-HE1 Class A144A	5.85	3-25-2053	405,472	409,196
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	275,432	281,251
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	179,100	185,071
FREED Mortgage Trust Series 2022-HE1 Class A144A±±	7.00	10-25-2037	281,345	286,126
Frontier Issuer LLC Series 2023-1 Class A2144A	6.60	8-20-2053	900,000	914,223
FS Rialto Issuer LLC Series 2021-FL3 Class B (U.S. SOFR 1 Month+1.91%)144A±	6.23	11-16-2036	1,000,000	993,336
Jimmy Johns Funding LLC Series 2017-1A Class A2II144A	4.85	7-30-2047	230,088	227,928
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	385,818	387,992
Laurel Road Prime Student Loan Trust Series 2017-C Class C144A	3.29	11-25-2042	295,202	290,577
MNR ABS Issuer I LLC‡	8.12	12-15-2038	196,081	198,630
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	900,475	917,199
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1144A##	2.41	10-20-2061	1,500,000	1,375,262
NMEF Funding LLC Series 2025-A Class B144A	5.18	7-15-2032	445,000	447,858
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	25,634	25,689
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	160,000	161,224
Pagaya AI Debt Trust Series 2025-4 Class A2144A	5.37	1-17-2033	635,000	635,908
SMB Private Education Loan Trust Series 2015-C Class C144A	4.50	9-17-2046	970,000	952,129
Starwood LLC Series 2025-SIF5A Class A (U.S. SOFR 3 Month+1.55%)144A±	5.80	4-15-2037	875,000	876,915
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 1

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Store Master Funding I-VII XIV XIX XX XXIV Series 2023-1A Class A1144A	6.19%	6-20-2053	$494,792	$498,505
Uniti Fiber ABS Issuer LLC Series 2025-1A Class A2144A	5.88	4-20-2055	1,000,000	1,022,429
Total asset-backed securities (Cost $16,846,125)				16,753,643

	Shares
Common stocks: 0.16%
Consumer staples: 0.00%
Consumer staples distribution & retail: 0.00%
Casino Guichard Perrachon SA†	1,285	630
Energy: 0.16%
Independent power and renewable electricity producers: 0.16%
Enviva, Inc.‡†	16,752	316,194
Financials: 0.00%
Financial services: 0.00%
Unifin Financiera SAB de CV♦†	78,042	0
Total common stocks (Cost $531,900)		316,824

			Principal
Corporate bonds and notes: 23.76%
Basic materials: 0.69%
Chemicals: 0.25%
Celanese U.S. Holdings LLC	6.63	7-15-2032	$20,000	20,967
LYB International Finance III LLC	5.50	3-1-2034	325,000	324,389
LYB International Finance III LLC	6.15	5-15-2035	140,000	145,308
				490,664
Iron/steel: 0.43%
Cleveland-Cliffs, Inc.144A	4.88	3-1-2031	40,000	34,216
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	560,000	527,890
Nucor Corp.	5.10	6-1-2035	260,000	260,812
				822,918
Mining: 0.01%
Kaiser Aluminum Corp.144A	4.63	3-1-2028	25,000	24,460
Communications: 3.26%
Advertising: 0.13%
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	185,000	193,847
Lamar Media Corp.	4.00	2-15-2030	40,000	38,212
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	25,000	26,468
				258,527
See accompanying notes to portfolio of investments
2 | Allspring Income Plus Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Internet: 0.76%
Arches Buyer, Inc.144A	6.13%	12-1-2028	$345,000	$317,300
Booking Holdings, Inc.	4.13	5-12-2033	245,000	300,926
Cablevision Lightpath LLC144A	5.63	9-15-2028	390,000	376,762
Match Group Holdings II LLC144A	4.13	8-1-2030	90,000	84,167
MercadoLibre, Inc.	3.13	1-14-2031	445,000	400,170
				1,479,325
Media: 1.79%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	655,000	583,073
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	170,000	116,673
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	12-1-2061	260,000	182,308
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	285,000	298,379
Comcast Corp.	6.05	5-15-2055	90,000	91,899
CSC Holdings LLC144A	5.50	4-15-2027	170,000	162,307
CSC Holdings LLC144A	11.25	5-15-2028	325,000	323,777
DISH Network Corp.144A	11.75	11-15-2027	205,000	211,319
News Corp.144A	3.88	5-15-2029	375,000	358,778
News Corp.144A	5.13	2-15-2032	310,000	303,365
Nexstar Media, Inc.144A	5.63	7-15-2027	120,000	119,719
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	510,000	480,035
Sirius XM Radio LLC144A	4.00	7-15-2028	30,000	28,813
Time Warner Cable LLC	5.50	9-1-2041	215,000	195,493
				3,455,938
Telecommunications: 0.58%
AT&T, Inc.	3.55	9-15-2055	265,000	178,808
EchoStar Corp. (PIK at 6.75%)¥	6.75	11-30-2030	518,562	473,255
Level 3 Financing, Inc.144A	3.75	7-15-2029	60,000	50,475
Level 3 Financing, Inc.144A	4.50	4-1-2030	120,000	108,600
Level 3 Financing, Inc.144A	10.75	12-15-2030	270,000	306,113
				1,117,251
Consumer, cyclical: 2.73%
Airlines: 0.32%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	349,664	340,746
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	158,000	158,207
United Airlines Pass-Through Trust Series 2020-1 Class B	4.88	1-15-2026	68,137	68,042
United Airlines Pass-Through Trust Series 2020-1 Class A	5.88	10-15-2027	55,649	56,785
				623,780
Apparel: 0.38%
Beach Acquisition Bidco LLC (PIK at 10.75%)144A¥%%	10.00	7-15-2033	555,000	575,266
Crocs, Inc.144A	4.13	8-15-2031	190,000	171,097
				746,363
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 3

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Auto manufacturers: 0.13%
Ford Motor Co.	3.25%	2-12-2032	$110,000	$92,741
Ford Motor Co.	6.10	8-19-2032	165,000	164,768
				257,509
Entertainment: 0.14%
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.144A	6.63	5-1-2032	25,000	25,786
Warnermedia Holdings, Inc.	4.28	3-15-2032	268,000	199,325
Warnermedia Holdings, Inc.%%	5.14	3-15-2052	74,000	45,695
				270,806
Home builders: 0.01%
LGI Homes, Inc.144A	8.75	12-15-2028	20,000	20,791
Home furnishings: 0.03%
Whirlpool Corp.	6.13	6-15-2030	50,000	50,439
Housewares: 0.02%
Newell Brands, Inc.	6.38	5-15-2030	40,000	38,913
Leisure time: 0.26%
Sabre Global, Inc.144A	10.75	11-15-2029	484,000	497,332
Lodging: 0.49%
Las Vegas Sands Corp.	6.00	6-14-2030	380,000	392,036
Las Vegas Sands Corp.	6.20	8-15-2034	545,000	556,702
				948,738
Retail: 0.67%
FirstCash, Inc.144A	6.88	3-1-2032	365,000	377,699
Kohl’s Corp.	5.13	5-1-2031	205,000	147,163
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	205,000	195,442
Michaels Cos., Inc.144A	7.88	5-1-2029	215,000	140,825
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	155,000	151,148
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	155,000	150,620
Saks Global Enterprises LLC144A	11.00	12-15-2029	280,000	105,000
Sally Holdings LLC/Sally Capital, Inc.	6.75	3-1-2032	25,000	25,665
				1,293,562
Toys/games/hobbies: 0.28%
Hasbro, Inc.	6.05	5-14-2034	280,000	288,763
Mattel, Inc.144A	5.88	12-15-2027	245,000	245,594
				534,357
Consumer, non-cyclical: 3.15%
Agriculture: 0.34%
BAT Capital Corp.	5.63	8-15-2035	390,000	396,853
BAT Capital Corp.	6.25	8-15-2055	255,000	258,269
				655,122
See accompanying notes to portfolio of investments
4 | Allspring Income Plus Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Biotechnology: 0.09%
Biogen, Inc.	6.45%	5-15-2055	$180,000	$185,367
Commercial services: 1.58%
Ashtead Capital, Inc.144A	5.55	5-30-2033	355,000	358,524
Block, Inc.	3.50	6-1-2031	40,000	36,691
CoreCivic, Inc.	8.25	4-15-2029	175,000	185,545
GEO Group, Inc.	8.63	4-15-2029	300,000	317,619
GEO Group, Inc.	10.25	4-15-2031	125,000	137,095
Global Payments, Inc.	4.88	3-17-2031	595,000	735,855
Global Payments, Inc.	5.95	8-15-2052	70,000	67,292
Hertz Corp.144A	12.63	7-15-2029	340,000	355,558
Service Corp. International	5.75	10-15-2032	40,000	40,408
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.144A	5.50	5-15-2033	350,000	426,469
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2027	200,000	180,720
United Rentals North America, Inc.	3.88	2-15-2031	15,000	14,105
Upbound Group, Inc.144A	6.38	2-15-2029	200,000	197,848
				3,053,729
Food: 0.01%
U.S. Foods, Inc.144A	5.75	4-15-2033	20,000	19,979
Healthcare-services: 0.78%
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	220,000	233,171
DaVita, Inc.144A	6.88	9-1-2032	280,000	290,130
Highmark, Inc.144A	2.55	5-10-2031	215,000	184,359
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	125,000	123,574
Radiology Partners, Inc.144A	8.50	7-15-2032	200,000	200,466
Star Parent, Inc.144A	9.00	10-1-2030	400,000	420,728
Tenet Healthcare Corp.	6.75	5-15-2031	25,000	25,865
UnitedHealth Group, Inc.	5.95	6-15-2055	25,000	25,389
				1,503,682
Household products/wares: 0.03%
Central Garden & Pet Co.	4.13	10-15-2030	60,000	56,639
Pharmaceuticals: 0.32%
AbbVie, Inc.	5.60	3-15-2055	265,000	265,094
Viatris, Inc.	3.85	6-22-2040	485,000	358,217
				623,311
Energy: 2.83%
Energy-alternate sources: 0.12%
Enviva Partners LP/Enviva Partners Finance Corp.144A♦†	6.50	1-15-2026	400,000	0
TerraForm Power Operating LLC144A	4.75	1-15-2030	239,000	228,816
				228,816
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 5

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas: 1.15%
APA Corp.144A	5.25%	2-1-2042	$93,000	$74,392
BP Capital Markets America, Inc.	5.23	11-17-2034	480,000	488,377
California Resources Corp.144A	8.25	6-15-2029	150,000	153,971
ConocoPhillips Co.	5.50	1-15-2055	380,000	360,551
ConocoPhillips Co.	5.65	1-15-2065	75,000	71,346
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	105,000	107,888
Encino Acquisition Partners Holdings LLC144A	8.75	5-1-2031	105,000	115,957
Expand Energy Corp.	5.38	3-15-2030	130,000	130,364
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	165,000	159,123
Hilcorp Energy I LP/Hilcorp Finance Co.144A	8.38	11-1-2033	15,000	15,564
Nabors Industries, Inc.144A	8.88	8-15-2031	155,000	115,135
Nabors Industries, Inc.144A	9.13	1-31-2030	220,000	210,651
Occidental Petroleum Corp.	6.13	1-1-2031	215,000	222,573
				2,225,892
Oil & gas services: 0.29%
Bristow Group, Inc.144A	6.88	3-1-2028	190,000	190,951
Oceaneering International, Inc.	6.00	2-1-2028	155,000	156,278
Schlumberger Holdings Corp.144A	4.85	5-15-2033	210,000	206,279
				553,508
Pipelines: 1.27%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	6.63	2-1-2032	135,000	139,435
Buckeye Partners LP	5.85	11-15-2043	60,000	52,881
Cheniere Energy Partners LP144A%%	5.55	10-30-2035	150,000	151,179
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	188,000	203,997
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	70,000	74,472
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	115,000	115,514
Kinetik Holdings LP144A	5.88	6-15-2030	40,000	40,339
Prairie Acquiror LP144A	9.00	8-1-2029	410,000	427,063
Rockies Express Pipeline LLC144A	6.88	4-15-2040	90,000	90,157
South Bow USA Infrastructure Holdings LLC144A	5.03	10-1-2029	305,000	305,984
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	285,000	279,647
Venture Global LNG, Inc.144A	8.38	6-1-2031	150,000	155,795
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	440,000	427,767
				2,464,230
Financial: 6.08%
Banks: 2.56%
Bank of America Corp. (U.S. SOFR+1.74%)±	5.52	10-25-2035	195,000	195,002
Bank of America Corp. (U.S. SOFR+1.91%)±	5.43	8-15-2035	455,000	454,866
Bank of America Corp. Series DD (U.S. SOFR 3 Month+4.81%)ʊ±	6.30	3-10-2026	195,000	196,303
See accompanying notes to portfolio of investments
6 | Allspring Income Plus Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Bank of America Corp. Series OO (5 Year Treasury Constant Maturity+2.68%)ʊ±	6.63%	5-1-2030	$170,000	$176,061
Goldman Sachs Group, Inc. Series T (5 Year Treasury Constant Maturity+2.97%)ʊ±	3.80	5-10-2026	520,000	511,848
JPMorgan Chase & Co. (U.S. SOFR+1.55%)±	5.53	11-29-2045	275,000	275,612
JPMorgan Chase & Co. (U.S. SOFR+1.75%)±	4.57	6-14-2030	305,000	306,344
Morgan Stanley (U.S. SOFR+1.29%)±	2.94	1-21-2033	750,000	669,371
Morgan Stanley (U.S. SOFR+1.71%)±	5.52	11-19-2055	430,000	420,209
Santander Holdings USA, Inc. (U.S. SOFR+1.88%)±	5.74	3-20-2031	190,000	195,044
Santander Holdings USA, Inc. (U.S. SOFR+3.28%)±	7.66	11-9-2031	70,000	78,078
U.S. Bancorp (U.S. SOFR+1.86%)±	5.68	1-23-2035	435,000	451,606
U.S. Bancorp (U.S. SOFR+2.26%)±	5.84	6-12-2034	325,000	341,384
Wells Fargo & Co. (U.S. SOFR+2.06%)±	6.49	10-23-2034	630,000	688,610
				4,960,338
Diversified financial services: 0.78%
Aircastle Ltd.144A	5.95	2-15-2029	185,000	191,118
Aircastle Ltd./Aircastle Ireland DAC144A	5.25	3-15-2030	360,000	362,966
Citadel LP144A	6.38	1-23-2032	230,000	240,172
Computershare U.S., Inc.	1.13	10-7-2031	440,000	453,351
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	60,000	63,129
PRA Group, Inc.144A	5.00	10-1-2029	185,000	170,494
United Wholesale Mortgage LLC144A	5.50	4-15-2029	35,000	33,973
				1,515,203
Insurance: 1.42%
BroadStreet Partners, Inc.144A	5.88	4-15-2029	325,000	321,184
Brown & Brown, Inc.	4.90	6-23-2030	150,000	151,396
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	145,000	120,375
Jackson Financial, Inc.	4.00	11-23-2051	320,000	217,253
MetLife, Inc.	6.40	12-15-2036	410,000	429,339
New York Life Insurance Co.144A	5.88	5-15-2033	255,000	267,078
Northwestern Mutual Life Insurance Co.144A	6.17	5-29-2055	280,000	292,392
Omnis Funding Trust144A	6.72	5-15-2055	455,000	471,505
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	40,000	37,637
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.04%)±	3.70	10-1-2050	80,000	72,970
RGA Global Funding144A	5.05	12-6-2031	355,000	355,772
				2,736,901
Investment Companies: 0.44%
Ares Capital Corp. BDC	2.88	6-15-2028	115,000	108,368
Ares Capital Corp. BDC	5.50	9-1-2030	230,000	229,286
Blue Owl Capital Corp. BDC	2.63	1-15-2027	320,000	309,055
Golub Capital Private Credit Fund BDC	5.88	5-1-2030	205,000	204,752
				851,461
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 7

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs: 0.88%
Brandywine Operating Partnership LP	8.30%	3-15-2028	$415,000	$444,952
Brandywine Operating Partnership LP	8.88	4-12-2029	35,000	37,893
EPR Properties	3.75	8-15-2029	175,000	166,629
Essential Properties LP	2.95	7-15-2031	240,000	213,434
Iron Mountain, Inc.144A	4.50	2-15-2031	180,000	171,502
Iron Mountain, Inc.144A	5.25	3-15-2028	20,000	19,913
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	280,000	292,793
Piedmont Operating Partnership LP	9.25	7-20-2028	130,000	144,799
Starwood Property Trust, Inc.144A	6.50	7-1-2030	25,000	25,822
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	4.75	9-17-2044	230,000	187,098
				1,704,835
Industrial: 1.04%
Aerospace/defense: 0.32%
Boeing Co.	6.86	5-1-2054	535,000	585,673
TransDigm, Inc.144A	6.63	3-1-2032	35,000	36,239
				621,912
Building materials: 0.20%
Builders FirstSource, Inc.144A	6.38	3-1-2034	35,000	35,667
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	320,000	295,107
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	30,000	30,665
Quikrete Holdings, Inc.144A	6.38	3-1-2032	5,000	5,142
Standard Industries, Inc.144A	5.00	2-15-2027	20,000	19,955
				386,536
Electrical components & equipment: 0.03%
WESCO Distribution, Inc.144A	6.63	3-15-2032	55,000	57,154
Engineering & construction: 0.16%
MasTec, Inc.144A	4.50	8-15-2028	320,000	315,689
Environmental control: 0.01%
Clean Harbors, Inc.144A	6.38	2-1-2031	18,000	18,442
Machinery-diversified: 0.03%
Chart Industries, Inc.144A	7.50	1-1-2030	54,000	56,534
Packaging & containers: 0.28%
Ball Corp.	2.88	8-15-2030	25,000	22,537
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	500,000	511,412
				533,949
Transportation: 0.01%
Genesee & Wyoming, Inc.144A	6.25	4-15-2032	30,000	30,611
See accompanying notes to portfolio of investments
8 | Allspring Income Plus Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Technology: 1.78%
Computers: 0.42%
Booz Allen Hamilton, Inc.	5.95%	4-15-2035	$175,000	$177,606
Insight Enterprises, Inc.144A	6.63	5-15-2032	25,000	25,753
Kyndryl Holdings, Inc.	4.10	10-15-2041	280,000	222,995
NetApp, Inc.	5.70	3-17-2035	350,000	359,437
Seagate HDD Cayman	9.63	12-1-2032	30,000	33,818
				819,609
Semiconductors: 0.76%
Entegris, Inc.144A	4.75	4-15-2029	115,000	113,725
Entegris, Inc.144A	5.95	6-15-2030	35,000	35,557
Foundry JV Holdco LLC144A	5.88	1-25-2034	260,000	264,193
Foundry JV Holdco LLC144A	6.20	1-25-2037	350,000	364,310
Intel Corp.	2.80	8-12-2041	250,000	168,007
Intel Corp.	3.25	11-15-2049	85,000	53,835
Micron Technology, Inc.	6.05	11-1-2035	445,000	465,721
				1,465,348
Software: 0.60%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	535,000	526,582
Cloud Software Group, Inc.144A	8.25	6-30-2032	430,000	457,619
Cloud Software Group, Inc.144A	9.00	9-30-2029	170,000	176,209
				1,160,410
Utilities: 2.20%
Electric: 1.97%
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055	30,000	30,888
Baltimore Gas & Electric Co.	5.45	6-1-2035	360,000	368,995
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055	115,000	116,710
Duke Energy Corp.	3.10	6-15-2028	200,000	237,220
Duke Energy Corp.	3.85	6-15-2034	235,000	274,672
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054	210,000	217,394
Evergy, Inc. (5 Year Treasury Constant Maturity+2.56%)±	6.65	6-1-2055	110,000	111,676
Niagara Mohawk Power Corp.144A%%	6.00	7-3-2055	300,000	300,000
Oglethorpe Power Corp.	4.25	4-1-2046	125,000	96,918
PG&E Corp.	5.25	7-1-2030	40,000	38,106
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	550,000	520,861
PSEG Power LLC144A	5.75	5-15-2035	360,000	370,750
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055	315,000	304,709
Southern California Edison Co.	5.90	3-1-2055	360,000	329,171
Southern Co. Series B (5 Year Treasury Constant Maturity+3.73%)±	4.00	1-15-2051	95,000	94,451
Vistra Operations Co. LLC144A	3.70	1-30-2027	365,000	360,248
Vistra Operations Co. LLC144A	7.75	10-15-2031	40,000	42,514
				3,815,283
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 9

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Gas: 0.23%
Venture Global Plaquemines LNG LLC144A	7.50%	5-1-2033		$410,000	$439,037
Total corporate bonds and notes (Cost $44,863,378)					45,991,200
Foreign corporate bonds and notes: 12.71%
Basic materials: 0.13%
Mining: 0.13%
Anglo American Capital PLC	4.75	9-21-2032	EUR	205,000	256,146
Communications: 3.19%
Internet: 0.31%
United Group BV144A	6.50	10-31-2031	EUR	505,000	601,037
Media: 0.14%
Tele Columbus AG (PIK at 10.00%)144A¥	10.00	1-1-2029	EUR	339,095	274,014
Telecommunications: 2.74%
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	295,000	433,926
Chorus Ltd.	3.63	9-7-2029	EUR	295,000	355,942
Eutelsat SA	1.50	10-13-2028	EUR	300,000	321,331
Fibercop SpA	1.63	1-18-2029	EUR	395,000	425,394
Koninklijke KPN NV	3.88	7-3-2031	EUR	300,000	366,755
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	400,000	470,793
SES SA (EURIBOR ICE Swap Rate 11:00am+3.23%)±	5.50	9-12-2054	EUR	400,000	456,128
TDC Net AS	5.62	2-6-2030	EUR	400,000	501,194
Telecom Italia SpA	1.63	1-18-2029	EUR	200,000	224,070
Telefonica Emisiones SA	4.18	11-21-2033	EUR	400,000	483,505
VMED O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	390,000	470,771
Vodafone Group PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.48%)±	3.00	8-27-2080	EUR	260,000	290,525
Zegona Finance PLC144A	6.75	7-15-2029	EUR	390,000	488,113
					5,288,447
Consumer, cyclical: 2.42%
Auto manufacturers: 0.12%
BMW International Investment BV	3.50	1-22-2033	EUR	200,000	236,068
Entertainment: 1.18%
888 Acquisitions Ltd.144A	7.56	7-15-2027	EUR	320,000	379,300
Banijay Entertainment SASU144A	7.00	5-1-2029	EUR	390,000	480,120
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	427,500	528,877
Motion Finco Sarl	7.38	6-15-2030	EUR	350,000	386,618
Universal Music Group NV	4.00	6-13-2031	EUR	420,000	515,597
					2,290,512
Leisure time: 0.73%
TUI AG	5.88	3-15-2029	EUR	700,000	855,487
See accompanying notes to portfolio of investments
10 | Allspring Income Plus Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Leisure time(continued)
TUI Cruises GmbH144A	5.00%	5-15-2030	EUR	214,000	$253,512
TUI Cruises GmbH	5.00	5-15-2030	EUR	250,000	296,159
					1,405,158
Lodging: 0.27%
Essendi SA	6.38	10-15-2029	EUR	415,000	512,666
Toys/games/hobbies: 0.12%
Asmodee Group AB	5.75	12-15-2029	EUR	186,667	230,054
Consumer, non-cyclical: 1.56%
Commercial services: 0.63%
Amber Finco PLC	6.63	7-15-2029	EUR	280,000	345,097
Nexi SpA	2.13	4-30-2029	EUR	250,000	280,357
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	100,000	123,210
Verisure Holding AB	5.50	5-15-2030	EUR	113,000	138,106
Verisure Holding AB144A	9.25	10-15-2027	EUR	28,000	34,371
Worldline SA	4.13	9-12-2028	EUR	300,000	310,487
					1,231,628
Food: 0.49%
Flora Food Management BV	6.88	7-2-2029	EUR	250,000	298,830
Iceland Bondco PLC	4.38	5-15-2028	GBP	400,000	510,310
Market Bidco Finco PLC	5.50	11-4-2027	GBP	100,000	134,524
					943,664
Healthcare-services: 0.44%
Ephios Subco 3 Sarl	7.88	1-31-2031	EUR	200,000	253,378
Eurofins Scientific SE (3 Month EURIBOR+4.24%)ʊ±	6.75	4-24-2028	EUR	475,000	597,270
					850,648
Energy: 0.62%
Oil & gas: 0.36%
Var Energi ASA (EURIBOR ICE Swap Rate 11:00am+4.77%)±	7.86	11-15-2083	EUR	200,000	258,560
Wintershall Dea Finance 2 BV Series NC8 (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.32%)ʊ±	3.00	7-20-2028	EUR	400,000	442,399
					700,959
Oil & gas services: 0.26%
OEG Finance PLC	7.25	9-27-2029	EUR	400,000	492,206
Financial: 2.69%
Banks: 1.63%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	400,000	469,531
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	200,000	245,337
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	400,000	505,077
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 11

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Banks(continued)
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00%	9-5-2030	EUR	200,000	$251,275
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	200,000	260,940
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+1.60%)±	1.38	6-17-2033	EUR	200,000	221,329
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	400,000	505,717
Societe Generale SA (EURIBOR ICE Swap Rate 11:00am+1.65%)±	3.75	5-17-2035	EUR	600,000	701,169
					3,160,375
Diversified financial services: 0.24%
Sherwood Financing PLC	4.50	11-15-2026	EUR	395,000	463,534
Insurance: 0.58%
AXA SA	3.63	1-10-2033	EUR	400,000	488,293
NN Group NV (3 Month EURIBOR+4.20%)±	5.25	3-1-2043	EUR	205,000	258,360
Sampo Oyj (3 Month EURIBOR+3.60%)±	2.50	9-3-2052	EUR	355,000	379,149
					1,125,802
Real estate: 0.24%
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	400,000	460,897
Government securities: 0.36%
Multi-national: 0.36%
Asian Development Bank	6.20	10-6-2026	INR	18,450,000	214,622
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	485,000	477,841
					692,463
Industrial: 0.10%
Machinery-diversified: 0.10%
Nova Alexandre III SAS (3 Month EURIBOR+5.25%)144A±	7.53	7-15-2029	EUR	160,000	190,833
Technology: 0.39%
Computers: 0.39%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	213,000	251,848
Teleperformance SE	5.75	11-22-2031	EUR	400,000	507,315
					759,163
Utilities: 1.25%
Electric: 0.64%
Engie SA	2.13	3-30-2032	EUR	400,000	439,550
Engie SA	3.63	3-6-2031	EUR	300,000	362,422
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	350,000	434,700
					1,236,672
Gas: 0.34%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	595,000	661,415
See accompanying notes to portfolio of investments
12 | Allspring Income Plus Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Water: 0.27%
Holding d’Infrastructures des Metiers de l’Environnement	4.88%	10-24-2029	EUR	431,000	$525,924
Total foreign corporate bonds and notes (Cost $22,591,812)					24,590,285
Foreign government bonds: 8.99%
Brazil: 1.58%
Brazil##	10.00	1-1-2027	BRL	18,500,000	3,070,527
Colombia: 0.95%
Colombia TES##	7.75	9-18-2030	COP	8,700,000,000	1,839,169
France: 2.13%
French Republic OAT144A##	2.70	2-25-2031	EUR	3,495,000	4,120,986
Indonesia: 0.99%
Indonesia##	6.88	4-15-2029	IDR	30,500,000,000	1,914,046
South Africa: 0.72%
Republic of South Africa##	8.00	1-31-2030	ZAR	25,005,000	1,389,014
United Kingdom: 2.62%
U.K. Gilts##	3.25	1-31-2033	GBP	2,065,000	2,651,012
U.K. Gilts##	4.13	7-22-2029	GBP	1,750,000	2,424,517
					5,075,529
Total foreign government bonds (Cost $16,866,956)					17,409,271

	Shares
Investment companies: 0.86%
Exchange-traded funds: 0.86%
SPDR Portfolio High Yield Bond ETF	69,895	1,663,501
Total investment companies (Cost $1,598,356)		1,663,501

			Principal
Loans: 1.06%
Communications: 0.14%
Media: 0.01%
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.00%)±	9.54	8-2-2027	$26,051	26,122
Telecommunications: 0.13%
CommScope, Inc. (U.S. SOFR 1 Month+5.25%)±	9.58	12-17-2029	150,000	151,641
Lumen Technologies, Inc. (U.S. SOFR 1 Month+2.35%)±	6.79	4-15-2030	100,000	98,641
				250,282
Consumer, cyclical: 0.56%
Airlines: 0.02%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	8.05	4-1-2031	35,000	35,059
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 13

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Auto parts & equipment: 0.09%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	9.54%	3-30-2027	$181,539	$171,202
Entertainment: 0.25%
Crown Finance U.S., Inc. (U.S. SOFR 1 Month+5.25%)±	9.57	12-2-2031	492,525	491,909
Housewares: 0.08%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	10.08	10-30-2029	154,642	154,514
Retail: 0.12%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.81	3-3-2028	260,000	238,945
Financial: 0.11%
Insurance: 0.11%
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	9.69	1-31-2028	215,000	205,056
Industrial: 0.22%
Building materials: 0.22%
CP Atlas Buyer, Inc. (U.S. SOFR 1 Month+3.75%)±	8.18	11-23-2027	437,328	435,325
Technology: 0.03%
Software: 0.03%
Rocket Software, Inc. (U.S. SOFR 1 Month+4.25%)±	8.58	11-28-2028	49,151	49,246
Total loans (Cost $2,071,035)				2,057,660
Municipal obligations: 0.02%
Illinois: 0.02%
GO revenue: 0.02%
City of Chicago Series E	6.05	1-1-2029	30,000	30,447
Total municipal obligations (Cost $30,550)				30,447
Non-agency mortgage-backed securities: 3.25%
Brean Asset-Backed Securities Trust Series 2021-RM2 Class A144A±±	1.75	10-25-2061	758,314	728,109
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	750,000	736,589
Hudson’s Bay Simon JV Trust Series 2015-HB10 Class A10144A	4.15	8-5-2034	535,000	532,401
JPMorgan Mortgage Trust Series 2017-6 Class B5144A±±	3.78	12-25-2048	399,183	319,841
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	1,000,000	923,055
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	51,721	48,397
RCKT Mortgage Trust Series 2025-CES1 Class A1A144A±±	5.65	1-25-2045	931,973	937,510
SDAL Trust Series 2025-DAL Class B (U.S. SOFR 1 Month+2.94%)144A±	7.25	4-15-2042	500,000	503,421
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class A2B144A±±	4.14	1-5-2043	505,000	438,423
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.53	1-5-2043	700,000	550,660
See accompanying notes to portfolio of investments
14 | Allspring Income Plus Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
TRK Trust Series 2021-INV2 Class A2144A±±	2.12%	11-25-2056	$595,759	$527,077
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	60,662	53,835
Total non-agency mortgage-backed securities (Cost $6,610,790)				6,299,318
U.S. Treasury securities: 17.71%
U.S. Treasury Bonds##	3.00	2-15-2049	135,000	99,468
U.S. Treasury Bonds##	4.25	8-15-2054	1,335,000	1,219,126
U.S. Treasury Bonds##	4.50	11-15-2054	60,000	57,178
U.S. Treasury Bonds##	4.63	11-15-2044	195,000	190,887
U.S. Treasury Bonds##	4.63	2-15-2055	1,400,000	1,362,812
U.S. Treasury Bonds##	4.75	2-15-2045	40,000	39,788
U.S. Treasury Notes##	3.88	3-31-2027	275,000	275,430
U.S. Treasury Notes##	3.88	4-30-2030	635,000	637,480
U.S. Treasury Notes##	4.00	3-31-2030	4,550,000	4,592,301
U.S. Treasury Notes##	4.00	5-31-2030	1,005,000	1,014,736
U.S. Treasury Notes##	4.13	10-31-2026	4,170,000	4,181,565
U.S. Treasury Notes##	4.13	2-28-2027	13,480,000	13,550,032
U.S. Treasury Notes##	4.25	5-15-2035	6,180,000	6,189,656
U.S. Treasury Notes##	4.63	2-15-2035	835,000	861,485
Total U.S. Treasury securities (Cost $34,098,825)				34,271,944

	Expiration date	Shares
Warrants: 0.00%
Consumer staples: 0.00%
Consumer staples distribution & retail: 0.00%
Casino Guichard Perrachon SA♦‡†	4-27-2029	128,399	76
Total warrants (Cost $0)			76

		Maturity date	Principal
Yankee corporate bonds and notes: 10.18%
Basic materials: 0.44%
Chemicals: 0.28%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	$400,000	316,886
Orbia Advance Corp. SAB de CV144A	7.50	5-13-2035	215,000	222,637
				539,523
Mining: 0.16%
Rio Tinto Finance USA PLC	5.88	3-14-2065	315,000	316,349
Communications: 0.36%
Media: 0.02%
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	45,000	41,823
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 15

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications: 0.34%
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13%	4-15-2055	$475,000	$481,462
TELUS Corp. (5 Year Treasury Constant Maturity+2.71%)±	7.00	10-15-2055	180,000	181,204
				662,666
Consumer, cyclical: 0.54%
Leisure time: 0.54%
Carnival Corp.144A	6.13	2-15-2033	330,000	337,640
Royal Caribbean Cruises Ltd.144A	5.63	9-30-2031	50,000	50,305
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	645,000	657,434
				1,045,379
Consumer, non-cyclical: 0.74%
Beverages: 0.30%
Coca-Cola Icecek AS144A	4.50	1-20-2029	595,000	578,407
Cosmetics/Personal Care: 0.02%
Perrigo Finance Unlimited Co.	6.13	9-30-2032	35,000	35,336
Pharmaceuticals: 0.42%
1261229 BC Ltd.144A	10.00	4-15-2032	585,000	590,131
Bausch Health Cos., Inc.144A	11.00	9-30-2028	150,000	148,500
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	70,000	79,265
				817,896
Energy: 1.27%
Oil & gas: 0.97%
Aker BP ASA144A	5.13	10-1-2034	215,000	206,427
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	400,610	365,874
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	725,000	717,487
Eni SpA144A	5.95	5-15-2054	420,000	406,324
TotalEnergies Capital SA	5.43	9-10-2064	195,000	182,432
				1,878,544
Pipelines: 0.30%
Enbridge, Inc.	5.95	4-5-2054	220,000	217,732
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75	7-15-2080	340,000	339,048
Northriver Midstream Finance LP144A	6.75	7-15-2032	25,000	25,891
				582,671
Financial: 5.64%
Banks: 3.95%
AIB Group PLC (U.S. SOFR+1.65%)144A±	5.32	5-15-2031	215,000	218,771
Banco Industrial SA (5 Year Treasury Constant Maturity+4.44%)144A±	4.88	1-29-2031	300,000	298,350
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.07%)144Aʊ±	8.38	5-20-2031	650,000	658,372
See accompanying notes to portfolio of investments
16 | Allspring Income Plus Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72%	8-11-2031	$385,000	$364,323
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	145,000	152,455
Barclays PLC (U.S. SOFR+1.23%)±	5.37	2-25-2031	260,000	265,587
Barclays PLC (U.S. SOFR+1.59%)±	5.79	2-25-2036	625,000	638,805
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	300,000	294,821
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	220,000	231,391
Commonwealth Bank of Australia (1 Year Treasury Constant Maturity+1.32%)144A±	5.93	3-14-2046	415,000	407,507
Credit Agricole SA (5 Year USD Swap Rate+6.19%)144Aʊ±	8.13	12-23-2025	215,000	217,688
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	830,000	827,058
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+4.82%)ʊ±	6.75	6-27-2026	215,000	216,140
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+1.27%)±	5.62	4-24-2036	420,000	431,892
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	995,000	879,237
NatWest Group PLC (5 Year Treasury Constant Maturity+5.63%)ʊ±	6.00	12-29-2025	315,000	314,483
UBS Group AG (1 Year Treasury Constant Maturity+1.77%)144A±	5.70	2-8-2035	580,000	602,443
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	430,000	418,237
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.63%)144Aʊ±	6.85	9-10-2029	215,000	215,944
				7,653,504
Diversified financial services: 1.06%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	575,000	597,534
Avolon Holdings Funding Ltd.144A	2.75	2-21-2028	190,000	180,307
Avolon Holdings Funding Ltd.144A	5.75	11-15-2029	215,000	221,316
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	315,000	322,910
Macquarie AirFinance Holdings Ltd.144A	6.40	3-26-2029	175,000	182,692
Marex Group PLC	5.83	5-8-2028	495,000	501,413
Unifin Financiera SAB de CV144A	9.88	1-28-2029	600,000	36,600
				2,042,772
Insurance: 0.63%
Aspen Insurance Holdings Ltd.	5.75	7-1-2030	130,000	132,149
Intact Financial Corp.144A	5.46	9-22-2032	620,000	634,817
RenaissanceRe Holdings Ltd.	5.80	4-1-2035	445,000	457,204
				1,224,170
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 17

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government securities: 0.12%
Multi-national: 0.12%
African Export-Import Bank144A	3.80%	5-17-2031	$260,000	$224,546
Industrial: 0.43%
Electronics: 0.01%
Sensata Technologies BV144A	5.88	9-1-2030	25,000	25,033
Engineering & construction: 0.02%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	40,000	42,587
Packaging & containers: 0.28%
Trivium Packaging Finance BV144A	12.25	1-15-2031	500,000	535,967
Trucking & leasing: 0.12%
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	215,000	219,793
Utilities: 0.64%
Electric: 0.64%
Comision Federal de Electricidad144A	3.35	2-9-2031	280,000	246,649
Comision Federal de Electricidad144A	3.88	7-26-2033	700,000	595,297
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	395,000	397,478
				1,239,424
Total yankee corporate bonds and notes (Cost $19,893,001)				19,706,390
Yankee government bonds: 2.16%
Argentina: 0.27%
Argentinaøø##	4.13	7-9-2035	260,000	174,907
Provincia de Cordoba144Aøø##	6.88	12-10-2025	42,413	42,519
Provincia de Cordoba144Aøø##	6.88	2-1-2029	332,619	313,493
				530,919
Colombia: 0.32%
Colombia##	7.50	2-2-2034	325,000	322,990
Colombia##	8.00	11-14-2035	295,000	296,266
				619,256
Dominican Republic: 0.13%
Dominican Republic144A##	7.05	2-3-2031	235,000	246,210
Israel: 0.17%
Israel##	5.75	3-12-2054	360,000	333,188
Ivory Coast: 0.15%
Ivory Coast144A##	8.25	1-30-2037	300,000	288,963
Mexico: 0.27%
Mexico##	6.35	2-9-2035	510,000	520,889
See accompanying notes to portfolio of investments
18 | Allspring Income Plus Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Panama: 0.51%
Panama##	2.25%	9-29-2032	$645,000	$491,793
Panama##	4.50	1-19-2063	765,000	491,413
				983,206
Peru: 0.34%
Corp. Financiera de Desarrollo SA144A##	5.95	4-30-2029	640,000	659,853
Total yankee government bonds (Cost $4,107,762)				4,182,484

	Yield	Shares
Short-term investments: 4.61%
Investment companies: 1.51%
Allspring Government Money Market Fund Select Class♠∞##	4.26	2,924,351	2,924,351

				Principal
U.S. Treasury securities: 3.10%
U.S. Treasury Bills☼		3.75	7-10-2025	$6,000,000	5,993,713
Total short-term investments (Cost $8,918,112)					8,918,064
Total investments in securities (Cost $244,534,426)	128.19%				248,112,196
Other assets and liabilities, net	(28.19)				(54,565,901)
Total net assets	100.00%				$193,546,295

##	All or a portion of this security is segregated as collateral for when-issued securities.
%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 19

Portfolio of investments—June 30, 2025 (unaudited)

Abbreviations:
BDC	Business Development Company
BRL	Brazilian real
COP	Colombian peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
GO	General obligation
IDR	Indonesian rupiah
INR	Indian rupee
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corporation
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$15,122,046	$133,401,358	$(145,599,053)	$0	$0	$2,924,351	2,924,351	$225,729
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	1,315,649	BRL	7,400,000	Morgan Stanley, Inc.	9-30-2025	$0	$(16,034)
USD	1,940,826	BRL	10,935,000	Morgan Stanley, Inc.	9-30-2025	0	(27,006)
USD	28,715,816	EUR	24,794,000	Citibank N.A.	9-30-2025	0	(663,650)
EUR	320,000	USD	373,293	Citibank N.A.	9-30-2025	5,888	0
USD	6,402,818	GBP	4,743,000	Citibank N.A.	9-30-2025	0	(111,451)
USD	192,445	GBP	140,000	Citibank N.A.	9-30-2025	162	0
JPY	130,000,000	USD	903,316	Citibank N.A.	9-30-2025	8,551	0
JPY	22,000,000	USD	152,820	Citibank N.A.	9-30-2025	1,496	0
JPY	119,000,000	USD	821,625	Citibank N.A.	9-30-2025	13,085	0
USD	209,890	ZAR	3,800,000	Morgan Stanley, Inc.	9-30-2025	0	(3,360)
USD	1,191,411	ZAR	21,470,000	Morgan Stanley, Inc.	9-30-2025	0	(13,451)
						$29,182	$(834,952)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Ultra Long Term U.S. Treasury Bond	24	9-19-2025	$2,779,481	$2,859,000	$79,519	$0
2-Year U.S. Treasury Notes	82	9-30-2025	16,982,734	17,057,922	75,188	0
5-Year U.S. Treasury Notes	72	9-30-2025	7,801,724	7,848,000	46,276	0
See accompanying notes to portfolio of investments
20 | Allspring Income Plus Fund

Portfolio of investments—June 30, 2025 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year Euro BUND Index	(43)	9-8-2025	$(6,638,871)	$(6,592,342)	$46,529	$0
2-Year Euro SCHATZ	(41)	9-8-2025	(5,188,610)	(5,179,743)	8,867	0
5-Year Euro-BOBL Futures	(44)	9-8-2025	(6,124,658)	(6,099,334)	25,324	0
Ultra 10-Year U.S. Treasury Notes	(134)	9-19-2025	(15,054,895)	(15,311,594)	0	(256,699)
					$281,703	$(256,699)
Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX Emerging Markets Index S42	5.00%	Quarterly	6-20-2029	USD	1,720,000	$133,484	$105,369	$28,115	$0
Sell Protection
Markit iTraxx Europe Crossover S42	5.00	Quarterly	12-20-2029	EUR	774,536	83,013	(15,974)	98,987	0
								$127,102	$0
See accompanying notes to portfolio of investments
Allspring Income Plus Fund | 21

Notes to portfolio of investments—June 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2025, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with
22 | Allspring Income Plus Fund

Notes to portfolio of investments—June 30, 2025 (unaudited)
the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty are recorded as realized gains (losses) when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Allspring Income Plus Fund | 23

Notes to portfolio of investments—June 30, 2025 (unaudited)
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
24 | Allspring Income Plus Fund

Notes to portfolio of investments—June 30, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$65,921,089	$0	$65,921,089
Asset-backed securities	0	16,555,013	198,630	16,753,643
Common stocks
Consumer staples	630	0	0	630
Energy	0	0	316,194	316,194
Financials	0	0	0	0
Corporate bonds and notes	0	45,991,200	0	45,991,200
Foreign corporate bonds and notes	0	24,590,285	0	24,590,285
Foreign government bonds	0	17,409,271	0	17,409,271
Investment companies	1,663,501	0	0	1,663,501
Loans	0	2,057,660	0	2,057,660
Municipal obligations	0	30,447	0	30,447
Non-agency mortgage-backed securities	0	6,299,318	0	6,299,318
U.S. Treasury securities	34,271,944	0	0	34,271,944
Warrants
Consumer staples	0	0	76	76
Yankee corporate bonds and notes	0	19,706,390	0	19,706,390
Yankee government bonds	0	4,182,484	0	4,182,484
Short-term investments
Investment companies	2,924,351	0	0	2,924,351
U.S. Treasury securities	5,993,713	0	0	5,993,713
	44,854,139	202,743,157	514,900	248,112,196
Forward foreign currency contracts	0	29,182	0	29,182
Futures contracts	281,703	0	0	281,703
Swap contracts	0	127,102	0	127,102
Total assets	$45,135,842	$202,899,441	$514,900	$248,550,183
Liabilities
Forward foreign currency contracts	$0	$834,952	$0	$834,952
Futures contracts	256,699	0	0	256,699
Total liabilities	$256,699	$834,952	$0	$1,091,651
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of June 30, 2025, $1,459,000  was segregated as cash collateral for these open futures contracts and $156,913  was segregated as cash collateral for swap contracts. The Fund also had $2,300,000 segregated as cash collateral for open forward foreign currency contracts.
At June 30, 2025, the Fund had no material transfers into/out of Level 3.
Allspring Income Plus Fund | 25